Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Loans, net of allowance for loan losses of $22,731 and $22,900, respectively	$ 1,667,088	$ 1,443,179
Held-to-maturity, at amortized cost (market value $36,145 and $28,365, respectively)	36,624	28,195
Available-for-sale, at market (amortized cost $319,201 and $332,506, respectively)	312,585	331,128
Total securities	349,209	359,323
Loans held for sale	14,788	10,135
Federal funds sold	0	35,220
Restricted equity securities, at cost	3,012	3,012
Total earning assets	2,034,097	1,850,869
Cash and due from banks	47,918	74,033
Premises and equipment, net	44,414	42,100
Accrued interest receivable	6,104	5,244
Deferred income taxes	10,758	8,039
Other real estate	4,527	5,410
Bank owned life insurance	28,616	17,733
Goodwill	4,805	4,805
Other assets	16,812	13,371
Total assets	2,198,051	2,021,604
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	1,942,135	1,789,850
Securities sold under repurchase agreements	736	2,035
Accrued interest and other liabilities	10,560	6,281
Total liabilities	1,953,431	1,798,166
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 and 15,000,000 shares, respectively, 10,319,673 and 7,652,144 shares issued and outstanding, respectively	20,639	15,304
Additional paid-in capital	60,541	61,339
Retained earnings	167,523	147,646
Net unrealized losses on available-for-sale securities, net of taxes of $2,533 and $527, respectively	(4,083)	(851)
Total stockholders’ equity	244,620	223,438
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders’ equity	$ 2,198,051	$ 2,021,604